COMMITMENTS - Operating lease commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments [Line Items]
Operating lease commitments	¥ 5,792	¥ 19,694	¥ 33,596
Within one year
Disclosure of commitments [Line Items]
Operating lease commitments	5,792	13,902	13,902
After one year and within five years
Disclosure of commitments [Line Items]
Operating lease commitments	¥ 0	¥ 5,792	¥ 19,694